OPERATING SEGMENTS (Tables)	12 Months Ended
Dec. 31, 2020
Operating Segments [Abstract]
Disclosure of Segment Reporting Information, by Segment
The following is a summary of the reported amounts of income from mine operations, operating income (loss), income (loss) before income taxes and the carrying amounts of assets and liabilities by operating segment:

Year ended and at December 31, 2020	Çöpler (1)	Marigold	Seabee	Puna (2)	Exploration, evaluation and development properties	Other reconciling items (3)	Total
Revenue	$205,536	$409,798	$135,230	$102,525	$—	$—	$853,089
Production costs	(120,618)	(196,409)	(41,308)	(60,317)	—	—	(418,652)
Depletion and depreciation	(34,053)	(47,844)	(28,233)	(15,665)	—	—	(125,795)
Cost of sales	(154,671)	(244,253)	(69,541)	(75,982)	—	—	(544,447)
Income from mine operations	50,865	165,545	65,689	26,543	—	—	308,642

Exploration, evaluation and reclamation (expense) recovery	(3,558)	(2,462)	(6,108)	2,144	(11,874)	(539)	(22,397)
Care and maintenance expense (4)	—	—	(13,643)	(15,950)	—	—	(29,593)
Transaction and integration expense	—	—	—	—	—	(20,813)	(20,813)
Operating income (loss)	47,213	162,648	45,811	11,222	(11,874)	(52,307)	202,713
Income (loss) before income tax	41,253	159,641	46,304	(2,410)	(12,678)	(50,789)	181,321
As at December 31, 2020
Total assets	$2,486,927	$642,106	$455,249	$241,079	$1,038,498	$381,127	$5,244,986
Non-current assets	2,030,998	277,196	311,552	143,694	1,036,507	20,517	3,820,464
Total liabilities	(735,225)	(121,328)	(90,780)	(50,130)	(29,710)	(277,910)	(1,305,083)

Year ended and at December 31, 2019	Marigold	Seabee	Puna (2)	Exploration, evaluation and development properties	Other reconciling items (3)	Total
Revenue	$315,320	$146,141	$145,389	$—	$—	$606,850
Production costs	(183,782)	(48,470)	(97,558)	—	—	(329,810)
Depletion and depreciation	(52,291)	(36,368)	(17,498)	—	—	(106,157)
Cost of sales	(236,073)	(84,838)	(115,056)	—	—	(435,967)
Income from mine operations	79,247	61,303	30,333	—	—	170,883

Exploration, evaluation and reclamation expense	(4,139)	(8,511)	(818)	(3,501)	(647)	(17,616)
Operating income (loss)	73,829	52,371	27,578	(3,549)	(27,891)	122,338
Income (loss) before income tax	58,269	40,851	12,652	(2,937)	(22,706)	86,129

Total assets	$524,113	$484,750	$270,633	$115,191	$355,420	$1,750,107
Non-current assets	249,962	310,578	155,049	114,327	20,529	850,445
Total liabilities	(119,413)	(97,131)	(70,676)	(6,216)	(322,717)	(616,153)
(1)The reported statements of income amounts reflect results from the date of acquisition of Alacer on September 16, 2020 through December 31, 2020 (note 4(a)).
(2)Cost of sales at Puna include a write-down of metal inventories to NRV of $8.6 million for the year ended December 31, 2020 (December 31, 2019 - $3.6 million).
(3)Other reconciling items refer to items that are not reported as part of segment performance as they are managed on a corporate basis.
25.OPERATING SEGMENTS (continued)

(4)On March 20, 2020 and March 25, 2020, due to the COVID-19 pandemic, the Company temporarily suspended operations at Puna and Seabee, respectively. From and after such dates, the Company continued to perform care and maintenance activities and incurred incremental costs as a result. These incremental costs do not relate to producing or selling metal concentrate or gold, and therefore they have been identified and presented separately within operating income (loss).

Disclosure of Revenue by Product	The following table provides a summary of revenue by metal:

Years ended December 31	2020	2019
Gold	88%	76%
Silver	10%	19%
Lead	1%	3%
Zinc	1%	2%
	100%	100%

Disclosure of Long-lived Assets by Geographic Areas
The following table provides a summary of non-current assets, excluding financial instruments and deferred income taxes, by location:

At December 31	2020	2019
Turkey	$2,902,093	$—
Canada	323,599	326,272
United States	318,036	285,686
Argentina	143,695	154,986
Mexico	67,677	67,160
Peru	11,244	607
	$3,766,344	$834,711